13. Capital Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common stock issued for services, value	$ 65,000	$ 12,500
Gain on extinguishment of debt	105,012
Accrued compensation forgiven	$ 1,673,774
Warrants outstanding	0
Options outstanding	0
Notes payable [Member]
Gain on extinguishment of debt		$ (33,594)
Stock issued to extinguish debt, shares		115,637
Stock issued to extinguish debt, value		$ 55,000
Two Vendors [Member]
Gain on extinguishment of debt	$ 2,089
Stock issued to extinguish debt, shares	25,000
Stock issued to extinguish debt, value	$ 49,189
Legal Counsel [Member]
Common stock issued for services, shares		274,761
Common stock issued for services, value		$ 142,876
Shares Issued for Services [Member]
Common stock issued for services, shares	250,000	50,000
Common stock issued for services, value	$ 65,000	$ 12,500
Shares Issued for Services [Member] | General and Administrative Expense [Member]
Stock issuance costs	$ 65,000
Shares Issued for Services [Member] | Selling and Marketing Expense [Member]
Stock issuance costs		$ 12,500